DERIVATIVE LIABILITY (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Stock Price	$ .0235	$ 0.0003	$ .0003
Risk-free interest rate	0.06%	0.06%	1.59%
Expected volatility	204.20%	236.00%	236.00%
Expected life (in years)	1 year	1 year	1 year
Expected dividend yield	0.00%	0.00%	0.00%
Fair Value	$ 812,349	$ 3,156,582	$ 922,509
Minimum [Member]
Stock Price	$ 0.1175	$ 0.0015	$ 0.00015
Maximum [Member]
Stock Price	$ 0.02115	$ 0.0018	$ 0.00018